Share Capital and Reserves (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands																									12 Months Ended
		Feb. 28, 2025 USD ($)	Nov. 11, 2024 ILS (₪)	Nov. 11, 2024 USD ($)	Oct. 28, 2024	Aug. 06, 2024 USD ($)	Jul. 26, 2024 USD ($)	Jul. 17, 2024 USD ($)	Jun. 25, 2024 ILS (₪) shares	Jun. 25, 2024 USD ($) shares	Apr. 16, 2024 ILS (₪)	Apr. 16, 2024 USD ($)	Jan. 01, 2024 ILS (₪) shares	Jan. 01, 2024 USD ($) shares	Dec. 13, 2023 ILS (₪) shares	Dec. 13, 2023 USD ($) shares	Dec. 11, 2023 ILS (₪)	Dec. 11, 2022 ILS (₪) shares	Dec. 11, 2022 USD ($) shares	Dec. 02, 2022 $ / shares shares	Aug. 31, 2022 $ / shares shares	Jun. 30, 2022 ILS (₪) shares	Jun. 07, 2022 ILS (₪)	Jun. 07, 2022 USD ($)	Dec. 31, 2024 ILS (₪) ₪ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 ILS (₪) ₪ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 ILS (₪) ₪ / shares	Feb. 28, 2025 ₪ / shares shares	Feb. 17, 2025 shares	Jan. 30, 2025 shares	Dec. 31, 2024 USD ($) shares	Nov. 11, 2024 USD ($)	Dec. 11, 2023 USD ($)	Jun. 05, 2023 shares
Share Capital and Reserves [Line Items]
Ordinary shares									10,466	10,466			130,620,000	130,620,000	8,333,335	8,333,335		4,045,305	4,045,305						13,680,000		90,000	90,000		1,200			13,680,000
Description of effect of change in shares					On October 28, 2024, the Company effected the change in the ADS ratio from one (1) ADS representing five (5) Ordinary Shares, to one (1) ADS representing ninety (90) Ordinary Shares. Subsequent to the statement of financial position date, on February 21, 2025, the Company effected an additional change in the ADS ratio from one (1) ADS representing ninety (90) Ordinary Shares, to one (1) ADS representing one thousand two hundred (1,200) Ordinary Shares. This change in the ADS has the effect or a reverse stock split on the existing ADSs on the basis of one (1) new ADS for every thirteen and one third (13.33) old ADSs (the “Reverse Stock Split”) held by the Company’s holders. All per ADS amounts were adjusted to reflect the Reverse Stock Split.
Gross proceeds									₪ 4,222	$ 1,130,000					₪ 3,685	$ 1,000,000		₪ 5,141	$ 1,500,000			₪ 43,441	₪ 43,441	$ 13,000,000
Units of public shares																					208,282				2,941,918	2,941,918
Consisting price per share | $ / shares																					$ 4.129					$ 4.13
Warrants exercisable period																									5 years	5 years
Warrant exercise price | $ / shares																					$ 0.001					$ 0.3508
Warrants exercisable																									12,261	12,261
Pre-funded warrants																				469,654	208,259
Additional price																				469,654		126,482
Exercise price | $ / shares																				$ 4.129						$ 0.001
Over allotment option price																						343,172
Pre-funded warrants price																						343,172
Total share based payment | ₪																									₪ 453		₪ 624		₪ 795
Expected dividend percentage
Risk-free interest rate																									4.50%	4.50%	4.50%	4.50%	2.97%
Expected volatility																									119.85%	119.85%			46.00%
Exercise price | ₪ / shares																													₪ 1.639
Direct issuance costs | ₪																									₪ 7,949
Aggregate liquidated damages equal rate																																				95.00%
Incremental issuance costs | ₪	[1]																												₪ 723
Percentage of voting																									4.99%								4.99%
Amount advanced to company																									₪ 7,430								$ 2,000,000
Accrues interest rate																									7.50%								7.50%
Discount rate			3.00%																						3.00%								3.00%	3.00%
Debt cost																									₪ 111								$ 30,000
Advance shares																											33,034,240	33,034,240
Purchase price													₪ 10,028	$ 2,744,000													₪ 12,572	$ 3,394,000
Cash received													6,307												₪ 6,903	$ 1,846,000	9,259
Repayment of cash | ₪													3,721														3,313
Aggregate purchase price													₪ 696	$ 190,000													₪ 531	$ 145,000
Advance shares sold													17,375,000	17,375,000													33,034,240	33,034,240
Price per share | ₪ / shares																														₪ 0.01
Aggregate subscription amount | $		$ 15,000,000
Monthly payments under the promissory notes | $																										$ 500,000
Accrued and unpaid interest																									10.00%	10.00%
Principal amount			₪ 3,629				$ 1,000,000					$ 3,000,000														$ 3,000,000
Original issue discount rate																									3.00%	3.00%
Diligence fee | $																										$ 15
Discount rate																									3.00%	3.00%
Price per share | $ / shares																										$ 20.83
Fair value																									₪ 622								171,000
Total purchase price																									9,970	$ 2,734,000
Unsecured non convertible promissory note			₪ 3,629																															$ 1,000,000
Amortized cost																									₪ 3,601								$ 987,000
Non Adjusting Events After Reporting Periods [Member]
Share Capital and Reserves [Line Items]
Ordinary shares																															10,000,000,000	195,428,970
ADS [Member]
Share Capital and Reserves [Line Items]
Ordinary shares									12,555,555	12,555,555					6,945	6,945		3,372	3,372																	340,760
Warrant exercise price | $ / shares																										$ 5.16
Warrants exercisable																									157,510	157,510
Direct issuance costs | ₪																									₪ 7,226
Discount rate																									5.00%								5.00%
First Promissory Note [Member]
Share Capital and Reserves [Line Items]
Discount rate																									17.51%								17.51%
Second Promissory Note [Member]
Share Capital and Reserves [Line Items]
Amount advanced to company																	₪ 3,708																		$ 1,000,000
Discount rate																	3.00%																		3.00%
Interest rate accrued																	8.00%
Received amount | $																																	$ 1,049,000
Promissory Notes [Member]
Share Capital and Reserves [Line Items]
Discount rate																									95.00%	95.00%
Received amount																									₪ 10,763								$ 2,895,000
Price per share | $ / shares																										$ 126.78
Fourth Promissory Note [Member]
Share Capital and Reserves [Line Items]
Accrues interest rate			8.00%																															8.00%
Principal amount | $				$ 1,000,000
Bottom of Range [Member]
Share Capital and Reserves [Line Items]
Expected volatility																											112.28%	112.28%
Exercise price | ₪ / shares																									₪ 0.258		₪ 0.93
Top of Range [Member]
Share Capital and Reserves [Line Items]
Expected volatility																											116.03%	116.03%
Exercise price | ₪ / shares																									₪ 0.837		₪ 1.09
New SEPA [Member]
Share Capital and Reserves [Line Items]
Ordinary shares																									240,390,000								240,390,000
Incremental issuance costs																									₪ 260	$ 70,000
Received amount																									8,373								$ 2,250,000
Fair value																									8,860								2,382,000
Remaining outstanding balance																									₪ 2,735								$ 750,000
New SEPA [Member] | ADS [Member]
Share Capital and Reserves [Line Items]
Ordinary shares																									200,325								200,325
New SEPA [Member] | Promissory Notes [Member]
Share Capital and Reserves [Line Items]
Ordinary shares																									74,793,290								74,793,290
New SEPA [Member] | Promissory Notes [Member] | ADS [Member]
Share Capital and Reserves [Line Items]
Ordinary shares																									62,328								62,328
First Pre Paid Advance [Member]
Share Capital and Reserves [Line Items]
Principal amount | $								$ 1,000,000
Second Pre Paid Advance [Member]
Share Capital and Reserves [Line Items]
Principal amount							$ 1,000,000				₪ 3,860
Third Pre Paid Advance [Member]
Share Capital and Reserves [Line Items]
Principal amount | $						$ 1,000,000
CEO [Member]
Share Capital and Reserves [Line Items]
Ordinary shares																									360,000								360,000
Warrants [Member]
Share Capital and Reserves [Line Items]
Total share based payment | ₪																									₪ 5		₪ 588		₪ 463
Direct issuance costs | ₪																									₪ 723
Warrants [Member] | ADS [Member]
Share Capital and Reserves [Line Items]
Warrant exercise price | $ / shares																										$ 5
Warrants exercisable																									656	656
Exercise price | $																										$ 1,238
Warrant reserve [member]
Share Capital and Reserves [Line Items]
Exercise price | $																										$ 1,200
Expected dividend percentage																									0.00%	0.00%
Risk-free interest rate																									4.30%	4.30%
Expected volatility																									87.26%	87.26%
Exercise price | ₪ / shares																									₪ 0.042
Cash expense | ₪																									₪ 6,893
Warrant reserve [member] | ADS [Member]
Share Capital and Reserves [Line Items]
Expected volatility																									52.92%	52.92%
Exercise price | $ / shares																										$ 2.76
Warrant reserve [member] | Bottom of Range [Member]
Share Capital and Reserves [Line Items]
Risk-free interest rate																									2.16%	2.16%
Warrant reserve [member] | Top of Range [Member]
Share Capital and Reserves [Line Items]
Risk-free interest rate																									3.11%	3.11%
Pre-Funded Warrant [Member]
Share Capital and Reserves [Line Items]
Warrant exercise price | $ / shares																					$ 5

[1]	See Note 13C1 above.